Note 22 - HMN Financial, Inc. Financial Information (Parent Company Only) - Condensed Financial Statements for the Parent Company Only (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents	$ 94,143	$ 86,269
Prepaid expenses and other assets	5,427	7,241
Total assets	1,069,538	909,580
Accrued expenses and other liabilities	6,635	8,986
Total liabilities	959,507	806,328
Common stock	91	91
Additional paid-in capital	40,740	40,480
Retained earnings	131,413	117,849
Unearned employee stock ownership plan shares	(1,256)	(1,450)
Treasury stock, at cost, 4,564,087 and 4,359,552 shares	(59,374)	(55,000)
Total stockholders' equity	110,031	103,252	$ 92,648
Total liabilities and stockholders' equity	1,069,538	909,580
Interest income	30,208	29,108
Occupancy and equipment	4,372	4,429
Data processing	(1,445)	(1,314)
Professional services	(1,438)	(1,405)
Income tax expense	5,365	4,068
Net income	13,564	10,302
Deferred income tax benefit	612	(802)
Earned ESOP shares priced above original cost	239	145
Amortization of restricted stock awards	243	238
Amortization of unearned ESOP shares	194	193
Decrease in other assets	1,503	1,175
(Decrease) increase in other liabilities	(2,307)	670
Net cash provided (used) by operating activities	24,303	16,942
Treasury stock purchased	(4,589)	(1,450)
Stock awards withheld for tax withholding	(7)	(60)
Net cash provided by financing activities	151,011	119,409
Cash and cash equivalents, beginning of year	86,269
Cash and cash equivalents, end of year	94,143	86,269
Parent Company [Member]
Cash and cash equivalents	12,538	10,970	$ 7,722
Investment in subsidiaries	96,867	91,558
Prepaid expenses and other assets	785	891
Deferred tax asset, net	4	14
Total assets	110,194	103,433
Accrued expenses and other liabilities	163	181
Total liabilities	163	181
Common stock	91	91
Additional paid-in capital	40,740	40,480
Retained earnings	131,413	117,849
Net unrealized (loss) gains on securities available for sale	(1,583)	1,282
Unearned employee stock ownership plan shares	(1,256)	(1,450)
Treasury stock, at cost, 4,564,087 and 4,359,552 shares	(59,374)	(55,000)
Total stockholders' equity	110,031	103,252
Total liabilities and stockholders' equity	110,194	103,433
Interest income	31	43
Equity income of subsidiaries	14,174	10,815
Compensation and benefits	(282)	(243)
Occupancy and equipment	(30)	(30)
Data processing	(6)	(6)
Professional services	(111)	(93)
Other	(405)	(383)
Income before income tax benefit	13,371	10,103
Income tax expense	193	199
Net income	13,564	10,302
Equity income of subsidiaries	(14,174)	(10,815)
Deferred income tax benefit	10	10
Earned ESOP shares priced above original cost	239	145
Amortization of restricted stock awards	243	238
Amortization of unearned ESOP shares	194	193
Decrease in other assets	106	(281)
(Decrease) increase in other liabilities	(18)	(34)
Net cash provided (used) by operating activities	164	(242)
Treasury stock purchased	(4,589)	(1,450)
Stock awards withheld for tax withholding	(7)	(60)
Dividends received from Bank	6,000	5,000
Net cash provided by financing activities	1,404	3,490
Increase in cash and cash equivalents	1,568	3,248
Cash and cash equivalents, beginning of year	10,970	7,722
Cash and cash equivalents, end of year	$ 12,538	$ 10,970